Summary of Significant Accounting Policies - Earnings Per Share (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator (for basic and diluted earnings per share)
Income (loss) from continuing operations, net of tax	$ 12,943	$ (17,334)	$ 5,798	$ (3,320)	$ 39,203	$ 24,590	$ 12,360	$ (6,264)	$ (1,913)	$ 69,889	$ (10,178)
Loss attributable to noncontrolling interest	$ 166	$ (166)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 632	0	632	1,511
Less income allocated to RSUs									0	(1,129)	0
Numberator for basic and diluted earnings per share from continuing operations attributable to the shareholders of The E.W. Scripps Company									$ (1,913)	$ 69,392	$ (8,667)
Denominator
Basic weighted-average shares outstanding	80,927	80,877	80,822	80,673	80,669	81,452	81,824	81,554	80,826	81,369	82,052
Effect of dilutive securities:
Stock options and restricted stock units									0	558	0
Diluted weighted-average shares outstanding	81,322	80,877	81,196	80,673	81,348	82,084	81,852	81,554	80,826	81,927	82,052
Anti-dilutive securities									1,400		1,200